UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cedar Rock Capital Limited

Address:  Nuffield House
          41-46 Riccadilly
          London W1J 0DS
          United Kingdom


13F File Number: 28-06285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Joy-Isabelle Besse
Title:  Director
Phone:  +44-0-20-7494-8600


Signature, Place and Date of Signing:


 /s/ Joy-Isabelle Besse               New York, New York        November 2, 2005
------------------------            ----------------------      ----------------
      [Signature]                       [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    5

Form 13F Information Table Value Total:    $375,822
                                         (thousands)


List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE
                           Cedar Rock Capital Limited
                               September 30, 2005



    COLUMN 1           COLUMN 2    COLUMN 3   COLUMN 4           COLUMN 5          COLUMN 6    COLUMN 7           COLUMN 8

                       TITLE OF                VALUE       SHRS OR   SH/  PUT/    INVESTMENT    OTHER         VOTING AUTHORITY
NAME OF ISSUER          CLASS        CUSIP    (X$1000)     PRN AMT   PRN  CALL    DISCRETION   MANAGERS     SOLE     SHARED  NONE
--------------          -----        -----    --------     -------   ---  ----    ----------   --------     ----     ------  ----
ALTRIA GROUP INC         COM      02209S103   160,632     2,179,247  SH           SOLE         NONE       2,179,247
CLOROX CO DEL            COM      189054109       833        15,000  SH           SOLE         NONE          15,000
KIMBERLY CLARK CORP      COM      494368103   112,747     1,893,946  SH           SOLE         NONE       1,893,946
KNIGHT RIDDER INC        COM      499040103    19,432       331,158  SH           SOLE         NONE         331,158
LEE ENTERPRISES INC      COM      523768109    82,178     1,934,515  SH           SOLE         NONE       1,934,515


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